Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other receivables
Schedule of other receivables

	December 31,
	2023	2024
Government authorities	$1,956	1,868
Prepaid expenses	1,777	1,402
Others	7,557	1,520
	$11,290	4,790